American Funds Emerging Markets Bond Fund®
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 90.64% Bonds & notes of governments & government agencies outside the U.S. 68.56%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 2029[1]	USD1,150	$1,003
Abu Dhabi (Emirate of) 3.125% 2049	2,900	2,051
Angola (Republic of) 9.50% 2025	1,280	1,199
Angola (Republic of) 8.25% 2028	1,380	1,091
Angola (Republic of) 8.00% 2029[1]	4,100	3,096
Angola (Republic of) 8.00% 2029	1,710	1,291
Angola (Republic of) 8.75% 2032[1]	500	372
Argentine Republic 0.50% 2029	EUR65	13
Argentine Republic 1.00% 2029	USD1,290	250
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[2]	59,117	11,940
Argentine Republic 0% 2035	600	1
Argentine Republic 1.50% 2035 (3.625% on 7/9/2023)[2]	17,394	3,168
Argentine Republic 1.50% 2038 (3.00% on 7/9/2023)[2]	EUR978	196
Bahrain (Kingdom of) 6.125% 2023	USD1,000	1,007
Bahrain (Kingdom of) 6.75% 2029[1]	520	487
Belarus (Republic of) 5.875% 2026[3]	5,776	1,444
Brazil (Federative Republic of) 6.00% 2023[4]	BRL11,059	2,021
Brazil (Federative Republic of) 6.00% 2024[4]	20,321	3,732
Brazil (Federative Republic of) 0% 2025	55,933	7,682
Brazil (Federative Republic of) 10.00% 2025	32,598	5,865
Brazil (Federative Republic of) 0% 2026	33,300	4,313
Brazil (Federative Republic of) 6.00% 2026[4]	50,927	9,576
Brazil (Federative Republic of) 10.00% 2027	43,620	7,622
Brazil (Federative Republic of) 10.00% 2029	65,481	11,170
Brazil (Federative Republic of) 6.00% 2030[4]	22,679	4,298
Brazil (Federative Republic of) 10.00% 2031	11,000	1,843
Chile (Republic of) 4.00% 2023	CLP880,000	884
Chile (Republic of) 1.50% 2026[4]	1,955,049	1,903
Chile (Republic of) 5.00% 2028	945,000	898
Chile (Republic of) 1.90% 2030[4]	1,955,049	1,933
Chile (Republic of) 4.70% 2030	3,180,000	2,874
Chile (Republic of) 5.00% 2035	345,000	305
Chile (Republic of) 3.10% 2041	USD2,150	1,462
Chile (Republic of) 4.34% 2042	1,810	1,438
Chile (Republic of) 4.00% 2052	200	146
China (People’s Republic of), Series INBK, 2.36% 2023	CNY4,190	594
China (People’s Republic of), Series INBK, 2.26% 2025	4,190	591
China (People’s Republic of), Series INBK, 2.85% 2027	3,910	559
China (People’s Republic of), Series INBK, 2.80% 2029	27,080	3,836
China (People’s Republic of), Series INBK, 2.68% 2030	36,050	5,060
China (People’s Republic of), Series 1910, 3.86% 2049	27,290	4,282
China (People’s Republic of), Series INBK, 3.39% 2050	15,970	2,319
China (People’s Republic of), Series INBK, 3.32% 2052	2,070	300
China Development Bank Corp., Series 2009, 3.39% 2027	25,680	3,732
China Development Bank Corp., Series 2004, 3.43% 2027	24,620	3,577
China Development Bank Corp., Series 1905, 3.48% 2029	52,820	7,698
American Funds Emerging Markets Bond Fund — Page 1 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 4.50% 2029	USD241	$199
Colombia (Republic of) 3.125% 2031	2,212	1,538
Colombia (Republic of) 7.00% 2031	COP5,102,400	788
Colombia (Republic of) 3.25% 2032	USD1,053	714
Colombia (Republic of) 7.375% 2037	610	530
Colombia (Republic of) 5.625% 2044	261	174
Colombia (Republic of) 5.00% 2045	785	478
Colombia (Republic of) 5.20% 2049	200	124
Colombia (Republic of) 4.125% 2051	2,360	1,273
Colombia (Republic of), Series B, 6.25% 2025	COP10,461,400	1,934
Colombia (Republic of), Series B, 5.75% 2027	46,503,800	7,624
Colombia (Republic of), Series UVR, 2.25% 2029[4]	36,316	2,067
Colombia (Republic of), Series B, 7.75% 2030	3,908,200	644
Colombia (Republic of), Series B, 7.00% 2031	56,398,100	8,707
Colombia (Republic of), Series B, 7.25% 2034	10,251,100	1,492
Colombia (Republic of), Series UVR, 4.75% 2035[4]	16,380,695	3,806
Colombia (Republic of), Series B, 9.25% 2042	1,887,000	304
Colombia (Republic of), Series B, 7.25% 2050	8,945,300	1,125
Costa Rica (Republic of) 6.125% 2031	USD1,315	1,208
Costa Rica (Republic of) 6.125% 2031[1]	970	891
Cote d’Ivoire (Republic of) 5.25% 2030	EUR1,380	993
Cote d’Ivoire (Republic of) 5.875% 2031	1,745	1,242
Cote d’Ivoire (Republic of) 4.875% 2032	970	640
Czech Republic 0.45% 2023	CZK42,760	1,596
Czech Republic 2.40% 2025	74,190	2,705
Czech Republic 2.50% 2028	19,360	662
Development Bank of Kazakhstan 10.95% 2026	KZT1,563,000	2,682
Development Bank of Mongolia, LLC 7.25% 2023	USD1,000	960
Dominican Republic 6.875% 2026	1,209	1,181
Dominican Republic 6.875% 2026[1]	984	962
Dominican Republic 5.95% 2027[1]	2,300	2,146
Dominican Republic 5.95% 2027	1,700	1,586
Dominican Republic 5.50% 2029[1]	1,420	1,228
Dominican Republic 4.50% 2030[1]	6,188	4,894
Dominican Republic 6.00% 2033[1]	805	657
Dominican Republic 5.30% 2041[1]	887	603
Dominican Republic 7.45% 2044	1,660	1,401
Dominican Republic 6.85% 2045	800	626
Dominican Republic 6.40% 2049	580	419
Dominican Republic 5.875% 2060[1]	2,170	1,440
Dominican Republic 5.875% 2060	2,040	1,354
Egypt (Arab Republic of) 5.75% 2024[1]	640	569
Egypt (Arab Republic of) 4.75% 2026	EUR7,020	4,890
Egypt (Arab Republic of) 4.75% 2026	1,550	1,080
Egypt (Arab Republic of) 6.588% 2028[1]	USD4,900	3,449
Egypt (Arab Republic of) 5.625% 2030	EUR1,719	983
Egypt (Arab Republic of) 7.053% 2032	USD300	182
Egypt (Arab Republic of) 7.625% 2032[1]	3,600	2,181
Egypt (Arab Republic of) 7.625% 2032	1,800	1,091
Egypt (Arab Republic of) 8.875% 2050	1,330	743
Egypt (Arab Republic of) 8.75% 2051	2,742	1,518
Egypt (Arab Republic of) 8.15% 2059[1]	2,600	1,411
Ethiopia (Federal Democratic Republic of) 6.625% 2024	5,675	2,900
Export-Import Bank of India 3.25% 2030	2,180	1,825
Export-Import Bank of Korea 4.25% 2027	505	491
American Funds Emerging Markets Bond Fund — Page 2 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Gabonese Republic 6.95% 2025	USD1,048	$870
Gabonese Republic 6.625% 2031[1]	400	264
Gabonese Republic 7.00% 2031	1,710	1,133
Gabonese Republic 7.00% 2031[1]	1,170	775
Georgia (Republic of) 2.75% 2026[1]	1,975	1,689
Ghana (Republic of) 0% 2025	300	128
Ghana (Republic of) 8.125% 2026	1,390	705
Ghana (Republic of) 6.375% 2027	2,260	912
Ghana (Republic of) 7.875% 2027	1,500	624
Ghana (Republic of) 7.625% 2029	990	381
Ghana (Republic of) 7.75% 2029[1]	1,900	729
Guatemala (Republic of) 6.125% 2050[1]	1,060	874
Honduras (Republic of) 6.25% 2027	8,010	6,611
Honduras (Republic of) 6.25% 2027[1]	263	217
Honduras (Republic of) 5.625% 2030	3,806	2,768
Honduras (Republic of) 5.625% 2030[1]	2,285	1,662
Hungary (Republic of) 2.125% 2031	7,570	5,198
Hungary (Republic of), Series C, 1.50% 2023	HUF1,140,000	2,415
Hungary (Republic of), Series B, 3.00% 2024	478,930	946
Hungary (Republic of), Series A, 6.75% 2028	94,520	187
Hungary (Republic of), Series A, 3.25% 2031	297,930	431
Indonesia (Republic of) 4.65% 2032	USD2,040	1,918
Indonesia (Republic of) 8.50% 2035	700	850
Indonesia (Republic of) 6.625% 2037	500	519
Indonesia (Republic of), Series 63, 5.625% 2023	IDR15,500,000	1,018
Indonesia (Republic of), Series 59, 7.00% 2027	42,885,000	2,818
Indonesia (Republic of), Series 64, 6.125% 2028	74,569,000	4,671
Indonesia (Republic of), Series 78, 8.25% 2029	47,972,000	3,307
Indonesia (Republic of), Series 71, 9.00% 2029	49,743,000	3,550
Indonesia (Republic of), Series 82, 7.00% 2030	66,605,000	4,293
Indonesia (Republic of), Series 87, 6.50% 2031	34,751,000	2,163
Indonesia (Republic of), Series 73, 8.75% 2031	28,473,000	2,017
Indonesia (Republic of), Series 91, 6.375% 2032	12,248,000	750
Indonesia (Republic of), Series 74, 7.50% 2032	50,000,000	3,301
Israel (State of) 0.15% 2023	ILS615	169
Israel (State of) 3.75% 2024	3,628	1,027
Israel (State of) 0.50% 2025	3,929	1,031
Israel (State of) 2.875% 2026	USD373	354
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	665	600
Kenya (Republic of) 6.875% 2024	775	662
Kenya (Republic of) 7.25% 2028[1]	1,725	1,262
Kenya (Republic of) 10.90% 2031	KES70,000	522
Kenya (Republic of) 6.30% 2034[1]	USD1,830	1,128
Malaysia (Federation of), Series 0313, 3.48% 2023	MYR4,096	886
Malaysia (Federation of), Series 0217, 4.059% 2024	8,000	1,741
Malaysia (Federation of), Series 0115, 3.955% 2025	6,675	1,442
Malaysia (Federation of), Series 0120, 3.422% 2027	20,952	4,383
Malaysia (Federation of), Series 0513, 3.733% 2028	1,870	391
Malaysia (Federation of), Series 0219, 3.885% 2029	14,810	3,103
Malaysia (Federation of), Series 0419, 3.828% 2034	42,730	8,479
Malaysia (Federation of), Series 0415, 4.254% 2035	10,650	2,173
Malaysia (Federation of), Series 0615, 4.786% 2035	5,925	1,298
Malaysia (Federation of), Series 0418, 4.893% 2038	31,043	6,736
Malaysia (Federation of), Series 0219, 4.467% 2039	2,000	409
Malaysia (Federation of), Series 0519, 3.757% 2040	1,500	280
American Funds Emerging Markets Bond Fund — Page 3 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0221, 4.417% 2041	MYR699	$143
Malaysia (Federation of), Series 0518, 4.921% 2048	2,688	568
Malaysia (Federation of), Series 0120, 4.065% 2050	1,094	202
Mongolia (State of) 5.125% 2026	USD300	235
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[2]	5,265	3,623
Namibia (Republic of) 5.25% 2025	2,000	1,790
Nigeria (Republic of) 8.375% 2029[1]	1,020	733
Nigeria (Republic of) 7.625% 2047	400	224
Oman (Sultanate of) 5.375% 2027	421	397
Oman (Sultanate of) 4.875% 2030[1]	1,050	1,006
Oman (Sultanate of) 6.25% 2031[1]	3,568	3,334
Pakistan (Islamic Republic of) 5.625% 2022	2,370	2,032
Pakistan (Islamic Republic of) 8.25% 2025	850	340
Pakistan (Islamic Republic of) 6.00% 2026[1]	565	222
Panama (Republic of) 7.125% 2026	710	749
Panama (Republic of) 3.16% 2030	4,830	3,949
Panama (Republic of) 4.50% 2047	1,350	964
Panama (Republic of) 4.50% 2050	700	489
Panama (Republic of) 4.30% 2053	820	550
Panama (Republic of) 4.50% 2056	673	457
Panama (Republic of) 3.87% 2060	410	245
Panama (Republic of) 4.50% 2063	2,720	1,804
Paraguay (Republic of) 5.00% 2026	200	193
Paraguay (Republic of) 4.95% 2031	430	384
Paraguay (Republic of) 5.60% 2048[1]	2,432	1,836
Peru (Republic of) 4.125% 2027	1,056	1,002
Peru (Republic of) 5.94% 2029	PEN1,383	304
Peru (Republic of) 6.95% 2031	3,045	687
Peru (Republic of) 6.15% 2032	5,252	1,089
Peru (Republic of) 3.00% 2034	USD840	633
Peru (Republic of) 5.40% 2034	PEN15,139	2,839
Peru (Republic of) 5.40% 2034	11,190	2,098
Peru (Republic of) 6.85% 2042	2,519	522
Peru (Republic of) 3.55% 2051	USD1,100	740
Peru (Republic of) 2.78% 2060	1,615	882
PETRONAS Capital, Ltd. 3.50% 2030[1]	1,000	914
PETRONAS Capital, Ltd. 3.50% 2030	300	274
Philippines (Republic of) 3.95% 2040	550	438
Philippines (Republic of) 3.70% 2042	1,200	918
Philippines (Republic of) 2.95% 2045	1,687	1,102
Poland (Republic of), Series 1024, 2.25% 2024	PLN16,400	2,996
Poland (Republic of), Series 5Y, 3.75% 2027	3,000	521
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	USD2,000	1,955
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	264	261
PT Indonesia Asahan Aluminium Tbk Pt 5.80% 2050	300	227
Qatar (State of) 3.75% 2030[1]	1,000	941
Qatar (State of) 6.40% 2040	1,600	1,806
Qatar (State of) 4.40% 2050[1]	2,900	2,558
Republika Srpska 4.75% 2026	EUR959	883
Romania 3.65% 2025	RON6,200	1,086
Romania 5.00% 2026	EUR510	483
Romania 2.50% 2027	RON900	135
Romania 6.625% 2029	EUR1,050	976
Romania 1.75% 2030	3,000	1,913
Romania 2.00% 2033	1,760	1,027
American Funds Emerging Markets Bond Fund — Page 4 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 3.75% 2034	EUR445	$303
Romanian Government 2.124% 2031	1,000	626
Russian Federation 7.00% 2023[3]	RUB98,932	403
Russian Federation 7.15% 2025[3]	230,100	936
Russian Federation 8.15% 2027[3]	967,215	3,936
Russian Federation 2.50% 2028[3,4]	817,692	1,358
Russian Federation 4.375% 2029[1,3]	USD1,200	486
Russian Federation 7.65% 2030[3]	RUB200,000	814
Russian Federation 6.90% 2031[3]	577,246	2,349
Russian Federation 8.50% 2031[3]	484,718	1,973
Russian Federation 7.70% 2033[3]	58,371	223
Russian Federation 7.25% 2034[3]	275,625	1,053
Russian Federation 5.10% 2035[3]	USD5,800	2,349
Russian Federation 6.10% 2035[3]	RUB636,503	2,432
Russian Federation 7.70% 2039[3]	38,467	147
Russian Federation 5.25% 2047[3]	USD5,400	2,403
Saudi Arabia (Kingdom of) 4.625% 2047	2,400	2,047
Saudi Arabia (Kingdom of) 3.45% 2061	1,600	1,091
Senegal (Republic of) 4.75% 2028	EUR2,960	2,351
Senegal (Republic of) 4.75% 2028	1,140	905
Senegal (Republic of) 5.375% 2037	1,000	592
Senegal (Republic of) 6.75% 2048	USD1,700	1,065
South Africa (Republic of) 2.00% 2025[4]	ZAR26,326	1,436
South Africa (Republic of), Series R-2030, 8.00% 2030	417,700	19,770
South Africa (Republic of), Series R-213, 7.00% 2031	80,487	3,441
South Africa (Republic of), Series R-2032, 8.25% 2032	57,044	2,595
South Africa (Republic of), Series R-2035, 8.875% 2035	204,090	9,226
South Africa (Republic of), Series R-2037, 8.50% 2037	61,130	2,609
South Africa (Republic of), Series R-2040, 9.00% 2040	19,872	866
South Africa (Republic of), Series R-214, 6.50% 2041	8,700	291
South Africa (Republic of), Series R-2048, 8.75% 2048	128,414	5,364
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[3]	USD1,982	516
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[3]	3,100	871
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[3]	5,745	1,548
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[1,3]	1,350	355
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[1,3]	2,500	639
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[3]	300	77
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[3]	250	63
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[3]	750	191
Thailand (Kingdom of) 3.625% 2023	THB22,337	599
Thailand (Kingdom of) 3.85% 2025	136,000	3,764
Thailand (Kingdom of) 1.00% 2027	24,371	599
Thailand (Kingdom of) 2.875% 2028	42,750	1,128
Thailand (Kingdom of) 2.00% 2031	63,400	1,535
Thailand (Kingdom of) 3.30% 2038	5,688	140
Thailand (Kingdom of) 2.00% 2042	78,600	1,514
Tunisia (Republic of) 6.75% 2023	EUR13,970	10,480
Tunisia (Republic of) 5.625% 2024	2,400	1,577
Tunisia (Republic of) 5.75% 2025	USD465	280
Tunisia (Republic of) 6.375% 2026	EUR2,300	1,306
Turkey (Republic of) 3.20% 2024[4]	TRY14,732	1,109
Turkey (Republic of) 4.10% 2024[4]	19,962	1,319
Turkey (Republic of) 6.375% 2025	USD1,035	939
Turkey (Republic of) 8.00% 2025	TRY50	3
Turkey (Republic of) 4.25% 2026	USD1,270	1,049
American Funds Emerging Markets Bond Fund — Page 5 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 4.875% 2026	USD2,000	$1,646
Turkey (Republic of) 6.50% 2033	900	655
Turkey (Republic of) 6.00% 2041	400	248
Ukraine 14.91% 2022	UAH34,797	177
Ukraine 10.00% 2023	31,600	161
Ukraine 11.67% 2023	5,804	30
Ukraine 15.97% 2023	62,660	319
Ukraine 16.00% 2023	13,980	71
Ukraine 7.75% 2024[3]	USD1,600	459
Ukraine 15.84% 2025	UAH91,375	465
Ukraine 8.994% 2026[3]	USD5,523	1,187
Ukraine 7.75% 2027[3]	1,200	264
Ukraine 6.75% 2028	EUR2,072	398
Ukraine 6.876% 2031[1]	USD1,800	337
Ukraine 4.375% 2032	EUR700	132
Ukraine 7.253% 2035[3]	USD2,012	379
Ukraine 7.253% 2035[1,3]	1,700	320
Ukraine 0% 2041[5]	1,661	474
United Mexican States 4.50% 2025[4]	MXN175,188	8,636
United Mexican States 3.25% 2030	USD1,370	1,146
United Mexican States 2.75% 2031[4]	MXN23,366	1,003
United Mexican States 4.75% 2032	USD359	323
United Mexican States 4.875% 2033	1,075	947
United Mexican States 3.50% 2034	1,250	953
United Mexican States 4.50% 2050	1,017	734
United Mexican States 4.40% 2052	883	611
United Mexican States 3.75% 2071	1,590	926
United Mexican States 5.75% 2110	1,684	1,307
United Mexican States, Series M20, 10.00% 2024	MXN17,870	882
United Mexican States, Series M, 5.75% 2026	146,000	6,369
United Mexican States, Series M, 7.50% 2027	113,485	5,165
United Mexican States, Series M20, 8.50% 2029	336,100	15,736
United Mexican States, Series M, 7.75% 2031	141,801	6,254
United Mexican States, Series M30, 10.00% 2036	23,500	1,197
United Mexican States, Series M, 7.75% 2042	2,090	86
United Mexican States, Series M, 8.00% 2047	23,513	985
Uruguay (Oriental Republic of) 4.375% 2028[4]	UYU50	1
Uruguay (Oriental Republic of) 3.875% 2040[4]	67,466	1,611
Venezuela (Bolivarian Republic of) 7.00% 2018[3]	USD155	11
Venezuela (Bolivarian Republic of) 7.75% 2019[3]	3,393	238
Venezuela (Bolivarian Republic of) 6.00% 2020[3]	2,293	161
Venezuela (Bolivarian Republic of) 12.75% 2022[3]	210	16
Venezuela (Bolivarian Republic of) 9.00% 2023[3]	3,335	250
Venezuela (Bolivarian Republic of) 8.25% 2024[3]	1,546	116
Venezuela (Bolivarian Republic of) 7.65% 2025[3]	450	34
Venezuela (Bolivarian Republic of) 11.75% 2026[3]	155	12
Venezuela (Bolivarian Republic of) 9.25% 2027[3]	2,100	169
Venezuela (Bolivarian Republic of) 9.25% 2028[3]	769	62
Venezuela (Bolivarian Republic of) 11.95% 2031[3]	267	21
Venezuela (Bolivarian Republic of) 7.00% 2038[3]	377	29
		548,235
American Funds Emerging Markets Bond Fund — Page 6 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 18.85% Energy 4.63%	Principal amount (000)	Value (000)
AI Candelaria (Spain), SLU 5.75% 2033[1]	USD2,250	$1,535
AI Candelaria (Spain), SLU 5.75% 2033	250	171
Ecopetrol SA 5.875% 2045	457	277
GeoPark Ltd. 5.50% 2027	500	391
Guara Norte SARL 5.198% 2034[1]	2,629	2,098
MV24 Capital BV 6.748% 2034[1]	1,876	1,589
MV24 Capital BV 6.748% 2034	1,333	1,129
Odebrecht Drilling Norbe 7.72% PIK 2026[6]	8,407	1,650
Oleoducto Central SA 4.00% 2027[1]	3,050	2,359
Petróleos Mexicanos 7.19% 2024	MXN46,570	2,094
Petróleos Mexicanos 7.19% 2024	30,159	1,356
Petróleos Mexicanos 6.875% 2025	USD730	688
Petróleos Mexicanos 6.875% 2026	1,849	1,668
Petróleos Mexicanos 7.47% 2026	MXN71,690	3,015
Petróleos Mexicanos 6.49% 2027	USD1,200	1,007
Petróleos Mexicanos 5.95% 2031	1,820	1,232
Petróleos Mexicanos 6.70% 2032	693	487
Petróleos Mexicanos 6.75% 2047	4,550	2,544
Petróleos Mexicanos 7.69% 2050	6,750	4,145
Petróleos Mexicanos 6.95% 2060	4,265	2,367
Petron Corp. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.769% on 7/19/2023)[2]	200	187
Petrorio Luxembourg SARL 6.125% 2026[1]	500	452
PTT Exploration and Production PCL 2.587% 2027[1]	278	246
Qatar Petroleum 3.125% 2041[1]	2,995	2,191
Qatar Petroleum 3.30% 2051[1]	2,710	1,931
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[1]	250	210
		37,019
Financials 3.29%
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	2,955	2,502
Bangkok Bank PCL 4.45% 2028[1]	900	860
Bangkok Bank PCL 9.025% 2029	348	398
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	4,978	4,096
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	272	199
CMB International Leasing Management, Ltd. 2.75% 2030	1,470	1,141
HDFC Bank, Ltd. 8.10% 2025	INR60,000	730
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 4.013% 2022[5]	USD296	295
Huarong Finance 2017 Co., Ltd. 4.75% 2027	800	632
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 4.105% 2023[5]	2,579	2,537
Huarong Finance 2019 Co., Ltd. 3.25% 2024	200	178
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	184
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 4.23% 2025[5]	204	176
Huarong Finance 2019 Co., Ltd. 3.875% 2029	858	587
Huarong Finance 2019 Co., Ltd. 4.50% 2029	200	142
Huarong Finance II Co., Ltd. 5.00% 2025	200	171
Huarong Finance II Co., Ltd. 5.50% 2025	500	451
Huarong Finance II Co., Ltd. 4.625% 2026	2,106	1,772
Huarong Finance II Co., Ltd. 4.875% 2026	200	163
ICBCIL Finance Co., Ltd. 3.625% 2027	654	614
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	4,000	3,487
Keb Hana Bank 3.25% 2027[1]	1,265	1,177
American Funds Emerging Markets Bond Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Power Financial Corp., Ltd. 3.90% 2029	USD500	$425
Power Financial Corp., Ltd. 3.95% 2030	200	169
Shriram Transport Finance Co., Ltd. 5.10% 2023	310	299
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]	1,146	1,068
Vigorous Champion International, Ltd. 4.25% 2029	1,200	1,027
Xiaomi Best Time International, Ltd. 2.875% 2031[1]	215	151
Xiaomi Best Time International, Ltd. 4.10% 2051[1]	1,120	649
		26,280
Utilities 2.82%
AES Panama Generation Holdings SRL 4.375% 2030[1]	3,295	2,602
Alfa Desarrollo SpA 4.55% 2051[1]	1,116	739
Azure Power Energy, Ltd. 3.575% 2026[1]	186	140
Empresas Publicas de Medellin ESP 8.375% 2027	COP10,000,000	1,649
Empresas Publicas de Medellin ESP 8.375% 2027	3,744,000	618
Empresas Publicas de Medellin ESP 4.25% 2029[1]	USD1,602	1,166
Empresas Publicas de Medellin ESP 4.375% 2031[1]	960	676
Enel Chile SA 4.875% 2028	1,701	1,577
Enersis Américas SA 4.00% 2026	215	203
Enfragen Energia Sur SA 5.375% 2030	1,800	1,074
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]	1,510	1,296
ENN Energy Holdings, Ltd. 2.625% 2030[1]	1,260	1,020
Greenko Investment Co. 4.875% 2023[1]	600	574
Indian Renewable Energy Development Agency, Ltd. 7.125% 2022	INR120,000	1,475
Instituto Costarricense de Electricidad 6.75% 2031	USD2,295	2,174
Investment Energy Resources, Ltd. 6.25% 2029[1]	2,985	2,533
Korea Electric Power Corp. 4.00% 2027[1]	200	190
Light Servicos de Eletricidade SA 4.375% 2026[1]	2,000	1,666
ReNew Power Pvt., Ltd. 5.875% 2027[1]	1,300	1,173
		22,545
Materials 2.21%
Alpek, SAB de CV, 3.25% 2031[1]	2,175	1,612
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[2]	569	545
Braskem Idesa SAPI 7.45% 2029[1]	381	290
Braskem Idesa SAPI 6.99% 2032[1]	4,230	2,834
Braskem Idesa SAPI 6.99% 2032	300	201
Braskem Netherlands Finance BV 4.50% 2028	1,000	849
CAP SA 3.90% 2031	200	142
CSN Islands XI Corp. 6.75% 2028	300	260
CSN Resources SA 7.625% 2026	400	385
CSN Resources SA 5.875% 2032[1]	1,610	1,175
Fresnillo PLC 4.25% 2050[1]	2,760	1,903
GC Treasury Center Co., Ltd. 2.98% 2031[1]	375	297
GC Treasury Center Co., Ltd. 4.40% 2032[1]	1,986	1,713
Gran Colombia Gold Corp. 6.875% 2026[1]	1,760	1,281
Industrias Peñoles, SAB de CV, 4.75% 2050[1]	455	325
Sasol Financing USA, LLC 4.375% 2026	4,410	3,854
		17,666
American Funds Emerging Markets Bond Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 2.10%	Principal amount (000)	Value (000)
Hidrovias International Finance SARL 4.95% 2031[1]	USD4,347	$3,358
Hidrovias International Finance SARL 4.95% 2031	991	766
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]	528	502
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[1]	939	803
Mexico City Airport Trust 4.25% 2026	1,800	1,604
Mexico City Airport Trust 3.875% 2028	500	414
Mexico City Airport Trust 5.50% 2046	1,609	1,017
Mexico City Airport Trust 5.50% 2047	2,828	1,771
MISC Capital Two (Labuan), Ltd. 3.75% 2027[1]	4,135	3,748
Rutas 2 and 7 Finance, Ltd. 0% 2036[1]	2,632	1,595
Rutas 2 and 7 Finance, Ltd. 0% 2036	1,400	848
Simpar SA 5.20% 2031	200	141
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[1]	300	218
		16,785
Consumer discretionary 1.31%
Arcos Dorados BV 6.125% 2029[1]	1,100	998
Meituan Dianping 3.05% 2030[1]	3,150	2,086
Melco International Development, Ltd. 4.875% 2025[1]	850	631
Melco International Development Ltd. 4.875% 2025	400	297
Melco International Development, Ltd. 5.375% 2029[1]	2,750	1,676
MercadoLibre, Inc. 3.125% 2031	1,142	830
MGM China Holdings, Ltd. 5.375% 2024	300	264
Sands China, Ltd. 2.80% 2027[2]	2,300	1,831
Wynn Macau, Ltd. 5.50% 2026[1]	2,500	1,900
		10,513
Consumer staples 1.04%
InRetail Consumer 3.25% 2028[1]	2,730	2,276
MARB BondCo PLC 3.95% 2031[1]	1,500	1,088
Marfrig Global Foods SA 3.95% 2031	700	508
Minerva Luxembourg SA 4.375% 2031[1]	400	304
Natura Cosmeticos SA 4.125% 2028[1]	1,320	1,045
NBM US Holdings, Inc. 7.00% 2026[7]	250	242
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,374	2,531
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	565	361
		8,355
Communication services 0.68%
América Móvil, SAB de CV, 5.375% 2032[1]	2,500	2,155
Axiata SPV5 Labuan, Ltd. 3.064% 2050	1,053	698
Globo Comunicação e Participações SA 4.875% 2030[1]	2,000	1,508
PLDT, Inc. 2.50% 2031	200	164
Tencent Holdings, Ltd. 2.39% 2030	500	393
Tencent Holdings, Ltd. 3.24% 2050[1]	900	549
		5,467
Health care 0.28%
Rede D’Or Finance SARL 4.95% 2028	205	181
Rede D’Or Finance SARL 4.50% 2030	2,500	2,029
		2,210
American Funds Emerging Markets Bond Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.26%		Principal amount (000)	Value (000)
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[1]		USD1,435	$1,081
FibraSOMA 4.375% 2031[1]		1,430	1,009
			2,090
Municipals 0.17%
Aeropuerto International de Tocume SA 4.00% 2041[1]		700	520
Aeropuerto International de Tocume SA 5.125% 2061[1]		1,140	817
			1,337
Information technology 0.06%
SK hynix, Inc. 2.375% 2031[1]		400	296
TSMC Global, Ltd. 2.25% 2031[1]		200	158
			454
Total corporate bonds, notes & loans			150,721
U.S. Treasury bonds & notes 3.20% U.S. Treasury inflation-protected securities 2.48%
U.S. Treasury Inflation-Protected Security 0.50% 2024[4]		8,223	7,986
U.S. Treasury Inflation-Protected Security 0.125% 2027[4]		6,821	6,286
U.S. Treasury Inflation-Protected Security 0.125% 2052[4,8]		8,717	5,524
			19,796
U.S. Treasury 0.72%
U.S. Treasury 3.25% 2027[8]		2,000	1,927
U.S. Treasury 1.25% 2028[8]		4,460	3,845
			5,772
Total U.S. Treasury bonds & notes			25,568
Federal agency bonds & notes 0.03%
Korea Development Bank 4.25% 2032		270	254
Total bonds, notes & other debt instruments (cost: $979,380,000)			724,778
Short-term securities 7.72% Money market investments 7.72%		Shares
Capital Group Central Cash Fund 2.81%[9,10]		617,137	61,707
Bills & notes of governments outside the U.S. 0.00%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 12/27/2022	13.672%	EGP500	25
Total short-term securities (cost: $61,723,000)			61,732
Total investment securities 98.36% (cost: $1,041,103,000)			786,510
Other assets less liabilities 1.64%			13,120
Net assets 100.00%			$799,630
American Funds Emerging Markets Bond Fund — Page 10 of 17

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	8	December 2022	USD1,643	$(25)
5 Year U.S. Treasury Note Futures	Short	295	December 2022	(31,715)	1,094
10 Year Euro-Bund Futures	Short	47	December 2022	(6,379)	300
10 Year U.S. Treasury Note Futures	Long	10	December 2022	1,121	(48)
10 Year Ultra U.S. Treasury Note Futures	Short	15	December 2022	(1,777)	111
20 Year U.S. Treasury Bond Futures	Long	3	December 2022	379	(30)
30 Year Ultra U.S. Treasury Bond Futures	Long	71	December 2022	9,727	(878)
					$524
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
MXN	5,539	USD	277	Goldman Sachs	10/5/2022	$(2)
USD	592	ZAR	10,231	JPMorgan Chase	10/6/2022	27
USD	1,243	MXN	24,976	JPMorgan Chase	10/6/2022	5
MXN	6,767	USD	339	JPMorgan Chase	10/6/2022	(3)
KRW	472,360	USD	363	JPMorgan Chase	10/6/2022	(34)
KRW	1,530,000	USD	1,182	Standard Chartered Bank	10/6/2022	(116)
KRW	3,315,330	USD	2,450	Citibank	10/6/2022	(141)
USD	868	BRL	4,551	Citibank	10/7/2022	26
USD	740	PEN	2,859	Standard Chartered Bank	10/7/2022	23
USD	444	COP	1,982,829	Standard Chartered Bank	10/7/2022	15
USD	494	COP	2,228,622	Bank of America	10/7/2022	11
USD	284	PEN	1,103	Bank of America	10/7/2022	7
MXN	13,971	USD	690	JPMorgan Chase	10/7/2022	3
USD	3,066	EUR	3,074	JPMorgan Chase	10/13/2022	51
USD	142	ZAR	2,492	Bank of New York Mellon	10/13/2022	5
MXN	21,433	USD	1,062	JPMorgan Chase	10/13/2022	(1)
CZK	8,200	USD	332	JPMorgan Chase	10/13/2022	(6)
HUF	114,800	USD	288	UBS AG	10/13/2022	(23)
EUR	1,562	USD	1,558	JPMorgan Chase	10/13/2022	(26)
PLN	17,400	USD	3,671	Bank of New York Mellon	10/13/2022	(168)
USD	8,313	EUR	8,269	Citibank	10/17/2022	199
USD	2,913	MYR	13,100	Standard Chartered Bank	10/17/2022	105
USD	1,842	IDR	27,492,860	Citibank	10/17/2022	47
USD	1,324	MYR	6,000	Standard Chartered Bank	10/17/2022	38
USD	1,048	CNH	7,300	JPMorgan Chase	10/17/2022	25
USD	993	EUR	1,000	Goldman Sachs	10/17/2022	12
USD	84	ZAR	1,500	Morgan Stanley	10/17/2022	2
USD	250	MXN	5,035	Citibank	10/17/2022	—[11]
ZAR	1,722	USD	96	Morgan Stanley	10/17/2022	(1)
USD	213	EUR	220	JPMorgan Chase	10/17/2022	(3)
IDR	2,362,733	USD	158	Citibank	10/17/2022	(4)
IDR	2,544,600	USD	171	Standard Chartered Bank	10/17/2022	(5)
ZAR	3,609	USD	207	Bank of New York Mellon	10/17/2022	(8)
MXN	259,213	USD	12,852	Citibank	10/17/2022	(23)
American Funds Emerging Markets Bond Fund — Page 11 of 17

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
IDR	17,500,000	USD	1,174	JPMorgan Chase	10/17/2022	$(32)
CZK	42,520	USD	1,727	Citibank	10/17/2022	(36)
MYR	6,410	USD	1,425	Standard Chartered Bank	10/17/2022	(51)
EUR	3,649	USD	3,668	Citibank	10/17/2022	(88)
ZAR	42,094	USD	2,419	Bank of New York Mellon	10/17/2022	(97)
USD	4,636	ZAR	81,570	Goldman Sachs	10/19/2022	137
USD	2,226	CNH	15,600	UBS AG	10/19/2022	40
CZK	40,000	USD	1,638	Barclays Bank PLC	10/19/2022	(47)
USD	1,254	PEN	4,875	Goldman Sachs	10/20/2022	34
USD	1,360	BRL	7,234	Citibank	10/20/2022	26
CLP	42,431	USD	48	Citibank	10/20/2022	(4)
BRL	4,144	USD	788	Morgan Stanley	10/20/2022	(23)
USD	3,473	CNH	24,395	UBS AG	10/24/2022	55
USD	1,914	EUR	1,910	JPMorgan Chase	10/24/2022	38
USD	160	ZAR	2,857	Goldman Sachs	10/24/2022	3
CNH	9,155	USD	1,293	JPMorgan Chase	10/24/2022	(11)
PLN	43,830	USD	9,213	JPMorgan Chase	10/24/2022	(406)
USD	25,110	EUR	25,444	JPMorgan Chase	10/26/2022	128
USD	10,365	MXN	207,703	Morgan Stanley	10/26/2022	102
USD	1,442	ZAR	25,412	UBS AG	10/26/2022	41
USD	1,523	PLN	7,400	UBS AG	10/26/2022	37
USD	1,582	CNH	11,200	JPMorgan Chase	10/26/2022	13
CZK	123,610	USD	4,902	Citibank	10/26/2022	10
ZAR	1,671	USD	95	UBS AG	10/26/2022	(3)
CNH	15,600	USD	2,203	JPMorgan Chase	10/26/2022	(18)
USD	283	COP	1,262,473	Morgan Stanley	10/27/2022	10
USD	153	CLP	151,215	Goldman Sachs	10/27/2022	(3)
USD	484	BRL	2,632	JPMorgan Chase	10/28/2022	—[11]
USD	658	MXN	13,478	Goldman Sachs	10/28/2022	(8)
THB	58,410	USD	1,579	Citibank	10/28/2022	(34)
THB	295,000	USD	7,921	Citibank	10/28/2022	(114)
USD	2,263	ILS	7,560	Goldman Sachs	11/8/2022	136
PLN	4,720	USD	1,013	Morgan Stanley	11/9/2022	(67)
HUF	1,000,000	USD	2,531	Morgan Stanley	11/9/2022	(242)
PLN	7,710	USD	1,893	BNP Paribas	11/9/2022	(348)
USD	1,078	CNH	7,300	BNP Paribas	11/17/2022	55
USD	828	CNH	5,770	Bank of New York Mellon	11/17/2022	19
EGP	5,800	USD	268	Morgan Stanley	12/15/2022	2
USD	2,426	HUF	930,100	Morgan Stanley	1/25/2023	340
USD	2,185	PLN	10,045	Goldman Sachs	1/25/2023	198
USD	597	PLN	2,835	Morgan Stanley	1/25/2023	37
HUF	930,100	USD	2,814	BNP Paribas	1/25/2023	(727)
PLN	40,100	USD	9,579	Goldman Sachs	1/25/2023	(1,649)
CZK	100,000	USD	4,320	BNP Paribas	2/3/2023	(369)
PLN	21,000	USD	5,123	BNP Paribas	2/3/2023	(975)
USD	3,741	ZAR	60,000	Goldman Sachs	2/7/2023	464
ZAR	60,000	USD	3,748	Citibank	2/7/2023	(471)
PLN	12,550	USD	2,528	JPMorgan Chase	8/31/2023	(114)
						$(3,975)
American Funds Emerging Markets Bond Fund — Page 12 of 17

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
6.63%	28-day	28-day MXN-TIIE	28-day	6/23/2026	MXN115,400	$(499)	$—	$(499)
6.44%	28-day	28-day MXN-TIIE	28-day	7/24/2026	20,650	(97)	—	(97)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	13,000	(45)	—	(45)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	13,000	(46)	—	(46)
7.18%	28-day	28-day MXN-TIIE	28-day	9/9/2031	122,990	(753)	—	(753)
						$(1,440)	$—	$(1,440)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
11.97%	At maturity	DI-OVER-EXTRA Grupo	At maturity	Barclays Bank PLC	1/2/2026	BRL8,220	$23	$—	$23
11.46%	At maturity	DI-OVER-EXTRA Grupo	At maturity	Barclays Bank PLC	1/2/2026	2,913	1	—	1
							$24	$—	$24
Investments in affiliates10

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)
Short-term securities 7.72%
Money market investments 7.72%
Capital Group Central Cash Fund 2.81%[9]	$79,393	$530,434	$548,096	$(27)	$3	$61,707	$440
Restricted security7

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 7.00% 2026	8/4/2021	$257	$242.03%
American Funds Emerging Markets Bond Fund — Page 13 of 17

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $122,814,000, which represented 15.36% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $242,000, which represented .03% of the net assets of the fund.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,375,000, which represented .67% of the net assets of the fund.
[9]	Rate represents the seven-day yield at 9/30/2022.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $80,216,000. Forward currency contracts are valued based on the spot
American Funds Emerging Markets Bond Fund — Page 14 of 17

unaudited
and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $252,309,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.  As of September 30, 2022, the fund did not have any credit default swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $21,797,000 and $7,000,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$548,235	$—	$548,235
Corporate bonds, notes & loans	—	150,721	—	150,721
U.S. Treasury bonds & notes	—	25,568	—	25,568
Federal agency bonds & notes	—	254	—	254
Short-term securities	61,707	25	—	61,732
Total	$61,707	$724,803	$—	$786,510

American Funds Emerging Markets Bond Fund — Page 15 of 17

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,505	$—	$—	$1,505
Unrealized appreciation on open forward currency contracts	—	2,526	—	2,526
Unrealized appreciation on bilateral interest rate swaps	—	24	—	24
Liabilities:
Unrealized depreciation on futures contracts	(981)	—	—	(981)
Unrealized depreciation on open forward currency contracts	—	(6,501)	—	(6,501)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,440)	—	(1,440)
Total	$524	$(5,391)	$—	$(4,867)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
American Funds Emerging Markets Bond Fund — Page 16 of 17

unaudited
Key to abbreviations
BRL = Brazilian reais
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate
EGP = Egyptian pounds
EUR = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
KES = Kenyan shilling
KRW = South Korean won
KZT = Kazakhstani tenge

LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
RON = Romanian leu
RUB = Russian rubles
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-114-1122O-S89829	American Funds Emerging Markets Bond Fund — Page 17 of 17